Derivatives - Narrative (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) swap	Dec. 31, 2019 USD ($) swap	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options		$ 577,000,000	$ 103,000,000
Annuity benefits | Not designated as hedging instrument | Fixed-indexed and variable-indexed annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions		$ 181,000,000	(44,000,000)	$ (25,000,000)
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps designated and qualifying as a cash flow hedges | swap		13
Derivative, notional amount		$ 1,980,000,000	2,350,000,000
Gain (loss) reclassified from AOCI into net investment income		3,000,000	(3,000,000)	$ 6,000,000
Collateral receivable supporting interest rate swaps		20,000,000	135,000,000
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value		50,000,000	16,000,000
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value		(5,000,000)	$ (46,000,000)
Contract termination | Cash Flow Hedges | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 78,000,000	$ 100,000,000			$ 138,000,000
Number of interest rate swaps terminated | swap		2
Number of interest rate swaps expired during the period | swap	1